FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of estimated fair values of the company's financial instruments

		Fair Value Measurements at December 31, 2015 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$79,232,566	$79,232,566	$-	$-	$79,232,566
Interest-earning time deposits	1,685,000	-	1,685,000	-	1,685,000
Federal Home Loan Bank stock	1,747,763	-	-	-	N/A
Federal Reserve Bank stock	1,676,700	-	-	-	N/A
Loans, net (excluding impaired loans at fair value)	419,686,001	-	-	421,795,305	421,795,305
Loans held for sale	1,078,785	-	1,078,785	-	1,078,785
Accrued interest receivable	1,620,309	-	510,231	1,110,078	1,620,309

Financial liabilities:
Non-interest bearing deposits	69,296,354	69,296,354	-	-	69,296,354
Interest-bearing deposits	463,861,939	330,689,715	133,976,643	-	464,666,358
Federal Home Loan Bank advances	15,995,485	-	16,315,262	-	16,315,262
Securities sold under agreement to repurchase	19,732,766	-	19,732,766	-	19,732,766
Subordinated debentures	4,000,000	-	4,000,000	-	4,000,000
Accrued interest payable	227,947	14,621	213,326	-	227,947

		Fair Value Measurements at December 31, 2014 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$49,066,462	$49,066,462	$-	$-	$49,066,462
Interest-earning time deposits	2,021,970	-	2,021,970	-	2,021,970
Federal Home Loan Bank stock	2,887,763	-	-	-	N/A
Federal Reserve Bank stock	1,676,700	-	-	-	N/A
Loans, net (excluding impaired loans at fair value)	398,853,600	-	-	402,238,073	402,238,073
Loans held for sale	100,000	-	100,000	-	100,000
Accrued interest receivable	1,762,310	-	506,888	1,255,422	1,762,310

Financial liabilities:
Non-interest bearing deposits	68,170,743	68,170,743	-	-	68,170,743
Interest-bearing deposits	442,135,896	314,508,234	128,258,671	-	442,766,905
Federal Home Loan Bank advances	2,487,745	-	2,542,945	-	2,542,945
Securities sold under agreement to repurchase	11,848,266	-	11,848,266	-	11,848,266
Subordinated debentures	4,000,000	-	4,000,000	-	4,000,000
Accrued interest payable	174,480	14,359	160,121	-	174,480